Related Party Transactions and Balances (Tables)	6 Months Ended
Jun. 30, 2026
Related Party Transactions and Balances [Abstract]
Schedule of Related Party Balances and Expenses

A summary of the Company’s related party balances are as follows:

	June 30,	December 31,
	2026	2025

Digital assets	$53,366	$97,912
Demand notes - cash based	$67,000	$-
Digital assets receivable - due from Ethena	$61,468	$-
Accounts payable – related party	$340,000	$20,800
Demand notes payable	$51,796	$97,912
Convertible sponsor notes	$3,967,325	$-

The following table presents the Company’s related party expenses:

	Three months ended	Six months ended	For the period June 30, 2025 (Inception) through
	June 30,	June 30,	June 30,
	2026	2026	2025

Technology expenses	$20,000	$130,000	$-
Capitalized software technology costs	$150,000	$200,000	$-